Investment Strategy - Virtus IG Public & Private Credit ETF	Jul. 09, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund employs a multi-sector approach, seeking to generate total return from both current income and capital appreciation by applying fundamental credit research and active sector rotation to capitalize on opportunities across undervalued areas of the debt securities markets. The sub-adviser seeks to provide diversification by allocating the Fund’s investments among various sectors of these markets, including, without limitation: investment grade corporate bonds; mortgage-backed securities (“MBS”), including commercial MBS and residential MBS; asset-backed securities (“ABS”); and collateralized loan obligations (“CLOs”), including private credit. The Fund anticipates that no more than 25% of the Fund’s investment will be allocated to the private credit sector. Private credit is associated with funding that is lent to private companies through a loan that is not sourced from public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds).

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade debt securities, including a combination of public and private credit debt securities. Investment grade debt securities are those with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, determined to be of comparable quality by the Fund’s sub-adviser.

The types of ABS in which the Fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as other types of ABS that the sub-adviser determines are appropriate for   investment.  The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans (including those issued or offered as “covenant lite” loans, which have no financial maintenance covenants) and subordinated corporate loans and privately placed loans.

Private credit CLOs are CLOs composed of loans that are not sourced from public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds), typically issued to private companies, and may include nonbank lenders. The underlying loan may be of any size, including loans to middle market companies, which is defined as companies with annual revenues of $10 million to $1 billion at the time of investment.

Other debt securities the Fund may invest in include, but are not limited to, broadly syndicated CLOs, variable-and floating-rate debt obligations, exchange traded funds; treasury notes and bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities; and bonds issued by foreign issuers, including foreign governments and their political subdivisions and companies incorporated outside of the U.S.

Any fixed income debt obligations in which the Fund invests that are rated below investment grade at the time of purchase (also known as “junk” bonds) will be limited to 20% of the Fund’s net assets. The Fund may continue to hold a fixed income debt obligation notwithstanding any change to its credit rating. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

While the sub-adviser will normally seek to maintain an average portfolio duration for the Fund of between three and seven years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity. Duration is a measure of a bond's interest rate risk, reflecting how much a bond's price will change in response to a change in interest rates.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of this Prospectus, the Fund focused its investments in the financial and real estate sectors.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade debt securities, including a combination of public and private credit debt securities.